Related Parties - Summary of Key Management Personnel Compensation (Parenthtical) (Details) $ in Millions	12 Months Ended
	Mar. 31, 2020 CAD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Termination severance	$ 272,788
Long term incentive fee expense	1,150,298
Long term liability fee related to incentive fee expense	$ 1,217,769
Risk-free interest	0.70%	0.70%
Expected volatility	67.90%	67.90%
CEO [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Long term incentive fee expense	$ 21,093,000	$ 15
Incentive fee, description	According to the employment agreement with the CEO, a long-term incentive of $21,093,000 (US$15 million) is payable if the Corporation’s US market capitalization is at least $1.4 billion (US$1 billion) during its term agreement.	According to the employment agreement with the CEO, a long-term incentive of $21,093,000 (US$15 million) is payable if the Corporation’s US market capitalization is at least $1.4 billion (US$1 billion) during its term agreement.
Market capitalization target	$ 1,400,000,000		$ 1,000
Estimated period for achievement of market capitalization target	7 years 7 months 20 days	7 years 7 months 20 days